Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Goodwill [Line Items]
Goodwill resulting from acquisitions	$ 118,628	$ 17,484
Value of intangible asset	296,334	205,162
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	161,280	84,518
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	124,905	111,242
TTS Wireless [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions		8,218
TTS Wireless [Member] | Trademarks [Member]
Goodwill [Line Items]
Value of intangible asset		$ 1,300
Useful life of intangible assets		4 years
TTS Wireless [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset		$ 2,100
Useful life of intangible assets		6 years
TTS Wireless [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset		$ 29,500
Useful life of intangible assets		6 years
Openet [Member]
Goodwill [Line Items]
Goodwill resulting from acquisitions	102,898
Openet [Member] | Trademarks [Member]
Goodwill [Line Items]
Value of intangible asset	$ 2,594
Useful life of intangible assets	2 years
Openet [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	$ 53,614
Useful life of intangible assets	5 years
Openet [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 40,409
Useful life of intangible assets	8 years